Cover	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	PRER14A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Preliminary Proxy Statement on Schedule 14A, filed by Dominion Energy, Inc. on March 14, 2023, updates the filing made on March 13, 2023 to correct a typographical error on the form of proxy card. The Preliminary Proxy Statement, filed on March 13, 2023, otherwise remains unchanged.
Entity Information [Line Items]
Entity Registrant Name	DOMINION ENERGY, INC
Entity Central Index Key	0000715957